Notes to income statement (Tables)	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Disclosure of other operating income

	In EUR k
	2017	2016	2015
Income from the currency translation of monetary items	65	—	10
Income from the valuation of derivatives	—	19	2,202
Income from the reversal of provisions	1,319	1,196	478
Miscellaneous income	2,931	4,647	4,766
Total	4,315	5,862	7,456

Disclosure of other operating expense

	In EUR k
	2017	2016	2015
Consulting fees related to Group strategy	2,485	2,563	1,502
Expenses from the currency translation of monetary items	15	807	1,742
Expenses from the valuation of derivatives	—	33	3,079
Impairment loss on trade receivables	—	6	1,616
Loss on Disposal of Assets	219	1,013	—
Miscellaneous expenses	8,082	9,395	13,822
Total	10,801	13,817	21,761

Disclosure of finance income and costs

	In EUR k
	2017	2016	2015
Income from exchange differences	39,274	24,476	15,330
Other interest income	745	669	1,945
Income from commodity hedging activities	405	—	—
Finance income	40,424	25,145	17,275
Interest expenses from loans	(20,292)	(29,757)	(36,370)
Amortisation of transaction costs	(4,123)	(3,810)	(4,804)
Expenses from exchange differences	(44,692)	(22,691)	(27,073)
Other interest expenses	(3,433)	(2,846)	(3,335)
Net interest cost from pensions	(1,525)	(1,541)	(1,485)
Interest expenses from the unwinding of discounts on other provisions	(213)	(127)	(88)
Expenses from commodity hedging activities	(410)	—	—
Other finance expenses	(2,438)	(1,718)	(293)
Finance costs	(77,126)	(62,490)	(73,448)
Financial result without share of profit or loss from joint ventures	(36,702)	(37,345)	(56,173)

Disclosure of expenses for loans
Expenses for loans include:

	In EUR k
	2017	2016	2015
Interest on term loans	(20,292)	(29,757)	(36,370)
Commitment fee for the revolving facility	(1,433)	(1,265)	(1,488)
Total expenses from loans	(21,725)	(31,022)	(37,858)

Disclosure of income tax expense
Income tax expense is as follows:

	In EUR k
	2017	2016	2015
Current income taxes	(24,167)	(18,678)	(21,440)
(thereof income taxes attributable to the prior year)	1,769	155	6,751
Deferred taxes	3,430	(4,562)	(2,398)
(thereof on temporary differences)	1,356	(4,241)	6,739
Total net tax expenses from continuing activities	(20,737)	(23,240)	(23,838)
Tax expense recognized directly in equity	(6,886)	6,551	4,696

Disclosure of the tax reconciliation of expected income taxes to the effective income taxes
The following tax reconciliation shows the difference between the expected income taxes using the German overall tax rate of 32.00% and the effective income taxes in the income statement, for the years ended December 31, 2017, 2016 and 2015, respectively.

	In EUR k
	2017	2016	2015
Profit or (loss) before income taxes	87,560	67,866	66,712
Expected income tax expense/(benefit) thereon	28,019	21,717	21,348
Tax rate differential	(1,985)	(4,698)	(4,189)
Change in valuation allowance on deferred tax assets and for movement in tax loss carryforwards without recognition of deferred taxes	(3,265)	1,572	8,783
Change in the tax rate and tax laws	(8,447)	(67)	26
Income taxes for prior years	496	29	450
Tax on non-deductible interest expenses	1,347	1,545	2,054
Taxes on other non-deductible expenses, and non-deductible taxes	5,489	4,647	6,254
Effects of changes in permanent differences	(778)	136	34
Tax effect on tax-free income	(914)	(1,141)	(2,557)
Tax effect on profit or loss from investments accounted for using the equity method	—	—	(159)
Other tax effects	775	(500)	(8,206)
Effective income taxes as reported in the income statement expense	20,737	23,240	23,838
Effective tax rate in %	23.68%	34.24%	35.73%

Disclosure of personnel expenses
Personnel expenses were recognized as follows:

	In EUR k
	2017	2016	2015
Wages and salaries	113,500	111,415	107,222
Social security costs	11,333	11,522	11,091
Pension expenses	5,664	4,658	5,598
Other personnel expenses	20,847	16,161	12,422
Total	151,344	143,756	136,333

Disclosure of detail as to expenses recorded within the profit and loss with respect to the LTIP
The following table provides detail as to expenses recorded within the profit and loss with respect to the LTIP.

	EUR k
	2017	2016	2015
Expense arising from equity-settled share based payment transactions (2015 Plan)	2,439	2,120	907
Expense arising from equity-settled share based payment transactions (2016 Plan)	3,592	1,455	—
Expense arising from equity-settled share based payment transactions (2017 Plan)	1,739	—	—
Total expenses	7,770	3,575	907

Disclosure of the number of and movements in PSUs
The following table illustrates the number of, and movements in, PSUs during the year.

	Number of PSUs
	2017	2016	2015
	Total	Total	Total
Outstanding at January 1,	1,145,238	463,830	—
Granted during the period	474,660	690,279	491,835
Forfeited during the period	(9,004)	(8,871)	(28,005)
Settled during the period	—	—	—
Outstanding at December 31,	1,610,894	1,145,238	463,830

Disclosure of indirect measurement of fair value of goods or services received, other equity instruments granted during period
The following table lists the inputs to the model used for calculating the grant date fair value under the 2015 and 2016 Plan:

	2015 Plan	2016 Plan	2017 Plan
Dividend Yield (%)	2.14%	2.23%	1.88%
Expected Volatility OEC (%)	25.16%	32.07%	33.77%
Expected Volatility Peer Group (%)	13.90%	18.12%	17.30%
Correlation	0.5234	0.4952	0.4574
Risk-free interest rate (%)	0.90%	0.76%	1.45%
Model used	Monte Carlo	Monte Carlo	Monte Carlo
Weighted average fair value of PSUs granted in EUR	15.88	15.38	21.67

Disclosure of earnings per share
The following table reflects the income and share data used in the basic and diluted EPS computations:

	2017	2016	2015
Profit or (loss) for the period- attributable to ordinary equity holders of the parent (in EUR k)	66,823	44,626	42,874
Weighted average number of ordinary shares (in thousands of shares)	59,320	59,353	59,635
Basic EPS (in EUR per share)	1.13	0.75	0.72
dilutive effect of share based payments (in thousands of shares)	1,354	801	195
Weighted average number of diluted ordinary shares (in thousands of shares)	60,674	60,154	59,830
Diluted EPS (in EUR per share)	1.10	0.74	0.72